Basis of Presentation: - Restatement of Previously Issued Consolidated Financial Statements for Income Tax Accounting Errors (Details) - USD ($)	1 Months Ended	3 Months Ended											10 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019	Dec. 28, 2019	Dec. 29, 2018	Oct. 01, 2018	Aug. 10, 2018	Mar. 13, 2018	Dec. 30, 2017
Consolidated Statement of Comprehensive Loss
Income tax benefit													$ 0	$ 0		$ 0
Net loss	$ 0	$ (154,280)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	(154,280)		0
Consolidated Balance Sheets
Total Assets		501,201,868				0								501,201,868		0
Total liabilities		17,627,450				0								17,627,450		0
Accumulated deficit		(154,280)				0								(154,280)		0
Total stockholder's equity		5,000,010				0				$ 0			0	5,000,010		0					$ 0
Total liabilities and stockholder's equity		$ 501,201,868				$ 0								501,201,868		0
Cash flows from operating activities:
Deferred income taxes													$ 0	32,400		0
Net cash provided by operating activities														$ (211,292)		$ 0
Hman Group holdings Inc and subsidiaries
Consolidated Statement of Comprehensive Loss
Income tax benefit															$ (9,439,000)		$ (23,277,000)	$ (8,890,000)
Net loss															(24,499,000)		(85,479,000)	(58,681,000)
Comprehensive loss															(21,847,000)		(79,929,000)	(69,734,000)
Consolidated Balance Sheets
Goodwill															816,200,000		815,850,000	800,620,000
Total Assets															2,468,618,000		2,437,983,000	2,428,243,000
Deferred tax liabilities															156,118,000		164,343,000	186,509,000
Total liabilities															2,104,031,000		2,064,014,000	1,978,176,000
Accumulated deficit															(171,849,000)		(147,350,000)	(61,871,000)
Total stockholder's equity															364,587,000		373,969,000	450,067,000				$ 527,403,000
Total liabilities and stockholder's equity															2,468,618,000		2,437,983,000	2,428,243,000
Cash flows from operating activities:
Net loss															(24,499,000)		(85,479,000)	(58,681,000)
Deferred income taxes															(9,462,000)		(23,586,000)	(10,566,000)
Net cash provided by operating activities															$ 92,080,000		52,359,000	7,547,000
Hman Group holdings Inc and subsidiaries | MinuteKey
Consolidated Balance Sheets
Goodwill																				$ 58,077,000
Hman Group holdings Inc and subsidiaries | Big Time
Consolidated Balance Sheets
Goodwill																			$ 128,796,000
Hman Group holdings Inc and subsidiaries | Previously Reported [Member]
Consolidated Statement of Comprehensive Loss
Income tax benefit																	(5,370,000)	2,070,000
Net loss																	(103,386,000)	(69,641,000)
Comprehensive loss																	(97,836,000)	(80,694,000)
Consolidated Balance Sheets
Goodwill																	819,077,000	803,847,000
Total Assets																	2,441,210,000	2,431,470,000
Deferred tax liabilities																	196,437,000	200,696,000
Total liabilities																	2,096,108,000	1,992,363,000
Accumulated deficit																	(176,217,000)	(72,831,000)
Total stockholder's equity																	345,102,000	439,107,000
Total liabilities and stockholder's equity																	2,441,210,000	2,431,470,000
Cash flows from operating activities:
Net loss																	(103,386,000)	(69,641,000)
Deferred income taxes																	(5,679,000)	394,000
Net cash provided by operating activities																	52,359,000	7,547,000
Hman Group holdings Inc and subsidiaries | Revision of Prior Period, Error Correction, Adjustment [Member]
Consolidated Statement of Comprehensive Loss
Income tax benefit																	(17,907,000)	(10,960,000)
Net loss																	17,907,000	10,960,000
Comprehensive loss																	17,907,000	10,960,000
Consolidated Balance Sheets
Goodwill																	(3,227,000)	(3,227,000)
Total Assets																	(3,227,000)	(3,227,000)
Deferred tax liabilities																	(32,094,000)	(14,187,000)
Total liabilities																	(32,094,000)	(14,187,000)
Accumulated deficit																	28,867,000	10,960,000
Total stockholder's equity																	28,867,000	10,960,000
Total liabilities and stockholder's equity																	(3,227,000)	(3,227,000)
Cash flows from operating activities:
Net loss																	17,907,000	10,960,000
Deferred income taxes																	$ (17,907,000)	(10,960,000)
Hman Group holdings Inc and subsidiaries | Revision of Prior Period, Error Correction, Adjustment [Member] | MinuteKey
Consolidated Balance Sheets
Goodwill																		1,160,000		(1,160,000)
Deferred tax liabilities																				$ 1,160,000
Hman Group holdings Inc and subsidiaries | Revision of Prior Period, Error Correction, Adjustment [Member] | Big Time
Consolidated Balance Sheets
Goodwill																		$ 2,067,000	(2,067,000)
Deferred tax liabilities																			$ 2,067,000